Taxation - Summary of Movement in Deferred Tax Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in deferred tax liability (asset) [abstract]
At 1 January 2017	£ 2,400	£ 2,440
Exchange adjustments	84	(65)
Credit/(charge) to income statement	396
(Charge)/credit to statement of comprehensive income and equity	(134)	(222)
Reclassification on disposal	(15)
At 31 December 2017	2,731	2,400
Share option and award schemes [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2017	74	110
Exchange adjustments	2	(4)
(Charge)/credit to statement of comprehensive income and equity	2	(4)
Reclassification on disposal	0
At 31 December 2017	71	74
Contingent Consideration [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2017	868	1,138
Exchange adjustments	0
(Charge)/credit to statement of comprehensive income and equity	0
Reclassification on disposal	0
At 31 December 2017	834	868
Intangible assets [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2017	(1,320)	(2,324)
Exchange adjustments	(4)	75
(Charge)/credit to statement of comprehensive income and equity	0
Reclassification on disposal	0
At 31 December 2017	(959)	(1,320)
Accelerated capital allowances [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2017	(317)	(377)
Exchange adjustments	(6)	(7)
(Charge)/credit to statement of comprehensive income and equity	0
Reclassification on disposal	0
At 31 December 2017	(335)	(317)
Tax losses [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2017	261	227
Exchange adjustments	2	(5)
(Charge)/credit to statement of comprehensive income and equity	0
Reclassification on disposal	1
At 31 December 2017	447	261
Other temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2017	1,057	1,350
Exchange adjustments	9	(18)
(Charge)/credit to statement of comprehensive income and equity	8	29
Reclassification on disposal	(23)
At 31 December 2017	950	1,057
Origination and reversal of temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	396	569
Origination and reversal of temporary differences [member] | Share option and award schemes [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	(7)	(1)
Origination and reversal of temporary differences [member] | Contingent Consideration [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	(34)	(52)
Origination and reversal of temporary differences [member] | Intangible assets [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	365	330
Origination and reversal of temporary differences [member] | Accelerated capital allowances [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	(12)	62
Origination and reversal of temporary differences [member] | Tax losses [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	183	59
Origination and reversal of temporary differences [member] | Other temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	(101)	(88)
US tax reform [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement		(805)
US tax reform [member] | Share option and award schemes [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement		(27)
US tax reform [member] | Contingent Consideration [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement		(218)
US tax reform [member] | Intangible assets [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement		116
US tax reform [member] | Accelerated capital allowances [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement		5
US tax reform [member] | Tax losses [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement		(20)
US tax reform [member] | Other temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement		(216)
Swiss tax reform [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement		483
Swiss tax reform [member] | Intangible assets [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement		483
Pensions and other post-employment benefits [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2017	760	1,262
Exchange adjustments	38	(48)
(Charge)/credit to statement of comprehensive income and equity	(144)	(247)
Reclassification on disposal	7
At 31 December 2017	694	760
Pensions and other post-employment benefits [member] | Origination and reversal of temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	33	3
Pensions and other post-employment benefits [member] | US tax reform [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement		(210)
Intra group profit [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2017	1,017	1,054
Exchange adjustments	43	(58)
(Charge)/credit to statement of comprehensive income and equity	0
Reclassification on disposal	0
At 31 December 2017	1,029	1,017
Intra group profit [member] | Origination and reversal of temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	£ (31)	256
Intra group profit [member] | US tax reform [member]
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement		£ (235)